Loans Payable (Details) - Schedule of future loan obligations according to the terms of the loan agreement	Jun. 30, 2022 USD ($)
Schedule Of Future Loan Obligations According To The Terms Of The Loan Agreement Abstract
within 1 year	$ 1,108,810
1-2 years	51,011
3 years
Total	$ 1,159,821